UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORDS OF REGISTRED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact Name of Registrant as Specified in Charter)

803 West Michigan Street
Milwaukee, WI 53233
(Address of Principal Executive Offices, including Zip Code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and Address of Agent for Service)

Registrant's Telephone Number, Including Area Code: (414) 299-2295

Date of fiscal year end:	October 31
Date of reporting period:	June 30, 2010

Item 1.  Proxy Voting Record.

Fund:	PEAK6 Plus Fund
Period:	March 31, 2010 (commencement of operations) through June 30, 2010

PRICELINE.COM INCORPORATED
Security	741503403	Meeting Type	Annual
Ticker Symbol	PCLN	Meeting Date	02-Jun-2010
ISIN	US7415034039	Agenda	933266911 - Management
City	Holding Recon Date	14-Apr-2010
Country	United States	Vote Deadline Date	01-Jun-2010
SEDOL(s)	Quick Code
Item	Proposal	Type	Vote	For/Against Management
1	DIRECTOR	Management
1	JEFFERY H. BOYD	For	For
2	RALPH M. BAHNA	For	For
3	HOWARD W. BARKER, JR.	For	For
4	JAN L. DOCTER	For	For
5	JEFFREY E. EPSTEIN	For	For
6	JAMES M. GUYETTE	For	For
7	NANCY B. PERETSMAN	For	For
8	CRAIG W. RYDIN	For	For
2
TO RATIFY THE SELECTION OF DELOITTE & TOUCHE LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF THE COMPANY FOR OUR FISCAL YEAR ENDING DECEMBER 31, 2010. THE BOARD OF DIRECTORS RECOMMENDS TO VOTE "AGAINST" PROPOSAL 3
Management	For	For
3	TO CONSIDER AND VOTE UPON A STOCKHOLDER PROPOSAL CONCERNING SPECIAL STOCKHOLDER MEETINGS.	Shareholder	Against	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
19J	1500	0	05-May-2010	05-May-2010

CHIPOTLE MEXICAN GRILL, INC.
Security	169656105	Meeting Type	Annual
Ticker Symbol	CMG	Meeting Date	08-Jun-2010
ISIN	US1696561059	Agenda	933250918 - Management
City	Holding Recon Date	09-Apr-2010
Country	United States	Vote Deadline Date	07-Jun-2010
SEDOL(s)	Quick Code
Item	Proposal	Type	Vote	For/Against Management
01	DIRECTOR	Management
1	ALBERT S. BALDOCCHI	For	For
2	NEIL W. FLANZRAICH	For	For
3	DARLENE J. FRIEDMAN	For	For
02	RATIFICATION OF ERNST & YOUNG LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE YEAR ENDED DECEMBER 31, 2010.	Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
19J	1300	0	29-Apr-2010	29-Apr-2010

LULULEMON ATHLETICA INC.
Security	550021109	Meeting Type	Annual
Ticker Symbol	LULU	Meeting Date	09-Jun-2010
ISIN	US5500211090	Agenda	933259598 - Management
City	Holding Recon Date	21-Apr-2010
Country	Canada	Vote Deadline Date	08-Jun-2010
SEDOL(s)	Quick Code
Item	Proposal	Type	Vote	For/Against Management
1	DIRECTOR	Management
1	THOMAS G. STEMBERG	For	For
2	DENNIS J. WILSON	For	For
2	TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING JANUARY 30, 2011.	Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
19J	1800	0	29-Apr-2010	29-Apr-2010

FREEPORT-MCMORAN COPPER & GOLD INC.
Security		35671D857		Meeting Type	Annual
Ticker Symbol		FCX		Meeting Date	09-Jun-2010
ISIN		US35671D8570		Agenda	933262064 - Management
City				Holding Recon Date	13-Apr-2010
Country		United States		Vote Deadline Date	08-Jun-2010
SEDOL(s)				Quick Code
Item	Proposal			Type	Vote	For/Against Management
1	DIRECTOR			Management
	1	RICHARD C. ADKERSON			For	For
	2	ROBERT J. ALLISON, JR.			For	For
	3	ROBERT A. DAY			For	For
	4	GERALD J. FORD			For	For
	5	H. DEVON GRAHAM, JR.			For	For
	6	CHARLES C. KRULAK			For	For
	7	BOBBY LEE LACKEY			For	For
	8	JON C. MADONNA			For	For
	9	DUSTAN E. MCCOY			For	For
	10	JAMES R. MOFFETT			For	For
	11	B. M. RANKIN, JR.			For	For
	12	STEPHEN H. SIEGELE			For	For
2	RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.			Management	For	For
3	ADOPTION OF THE AMENDED AND RESTATED 2006 STOCK INCENTIVE PLAN.			Management	For	For
4	STOCKHOLDER PROPOSAL REGARDING THE SELECTION OF A CANDIDATE WITH ENVIRONMENTAL EXPERTISE TO BE RECOMMENDED FOR ELECTION TO THE COMPANY'S BOARD OF DIRECTORS.			Shareholder	Against	For
5
STOCKHOLDER PROPOSAL REGARDING THE ADOPTION OF A POLICY REQUIRING SENIOR EXECUTIVES TO RETAIN SHARES ACQUIRED THROUGH EQUITY COMPENSATION PROGRAMS UNTIL TWO YEARS FOLLOWING TERMINATION OF THEIR EMPLOYMENT.
				Shareholder	Against	For
Account Number		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
		19J	1400	0	29-Apr-2010	29-Apr-2010

CELGENE CORPORATION
Security	151020104	Meeting Type	Annual
Ticker Symbol	CELG	Meeting Date	16-Jun-2010
ISIN	US1510201049	Agenda	933268701 - Management
City	Holding Recon Date	20-Apr-2010
Country	United States	Vote Deadline Date	15-Jun-2010
SEDOL(s)	Quick Code
Item	Proposal	Type	Vote	For/Against Management
01	DIRECTOR	Management
1	SOL J. BARER, PH.D.	For	For
2	ROBERT J. HUGIN	For	For
3	MICHAEL D. CASEY	For	For
4	CARRIE S. COX	For	For
5	RODMAN L. DRAKE	For	For
6	GILLA KAPLAN, PH.D.	For	For
7	JAMES J. LOUGHLIN	For	For
8	ERNEST MARIO, PH.D.	For	For
9	WALTER L. ROBB, PH.D.	For	For
02	RATIFICATION OF THE APPOINTMENT OF KPMG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2010.	Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
19J	2400	0	05-May-2010	05-May-2010

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Investment Managers Series Trust

By:	/s/RITA DAM
Title:	Treasurer
Date:	August 25, 2010